Interest Expense	12 Months Ended
Dec. 31, 2020
Disclosure of Interest Expense [Abstract]
INTEREST EXPENSE

8. INTEREST EXPENSE

Years ended December 31,	2020	2019	2018
Interest on indebtedness	$164,253	$239,805	$231,015
Interest on derivative instruments	11,625	(13,191)	(7,105)
Interest on satellite performance incentive payments	2,930	3,536	4,134
Interest on significant financing component	22,434	25,484	27,374
Interest on employee benefit plans (Note 29)	1,169	1,339	1,488
Interest on leases	1,349	1,288	—
Capitalized interest (Note 15)	—	—	(19,120)
Interest expense	$203,760	$258,261	$237,786